Loans	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

NOTE 11 — LOANS

Short-term bank loans

Short-term bank loans consisted of the following:

	June 30, 2025	December 31, 2024
Huaxia Bank (1)	$418,576	$411,043
Bank of China (2)	-	1,096,116
Total short-term bank loans	$418,576	$1,507,159

(1)	On December 20, 2024, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($411,043) as working capital for three months, with a maturity date of March 19, 2025. The loan bears a fixed interest rate of 5.00% per annum. The loan was repaid on March 19, 2025. Subsequently, on March 24, 2025, Xinjiang United Family entered into another loan agreement with Huaxia Bank to borrow RMB3.0 million ($418,576) as working capital for a year, with a maturity date of March 24, 2026. This loan bears a fixed interest rate of 3.5% per annum. These two loans were both guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li, the Chairman of the Company.

(2)	On September 12, 2024, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,370,145) as working capital for a year, with a maturity date of September 11, 2025. The loan bears a fixed interest rate of 3.45% per annum. The Company is required to make a quarterly installment payment of RMB 2.0 million ($274,029) within the term of the loan, with last installment of RMB 4.0 million ($548,058) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. The loan was repaid in full upon maturity.

Long-term bank loans

Long-term bank loans consisted of the following:

	June 30, 2025	December 31, 2024
Tianshan Rural Commercial Bank (1)	$3,069,556	$-
Bank of China (2)	1,395,253	-
Total long-term bank loans	$4,464,809	$-

Long-term bank loans - current	$306,956	$-

Long-term bank loans - non-current	$4,157,853	$-

(1)

On January 22, 2025, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB12.0 million ($1,674,303) as working capital for three years, with a maturity date of January 19, 2028. The loan bears a fixed interest rate of 5.0% per annum. The Company is required to make a semi-annual installment payment of RMB 0.6 million ($83,715) within the term of the loan, with last installment of RMB 9.0 million ($1,255,728) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. As of date of this report, the loan was repaid as scheduled.

On March 24, 2025, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB10.0 million ($1,395,253) as working capital for two years, with a maturity date of March 23, 2027. The loan bears a fixed interest rate of 4.5% per annum. The Company is required to make a semi-annual installment payment of RMB 0.2 million ($27,905) within the term of the loan, with last installment of RMB 9.4 million ($1,311,538) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, and Urumqi Mary Maternity and Gynecology Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. In addition, the loan is also guaranteed by two third parties companies, as well as these two companies’ legal representatives and their family members.

(2)	On June 19, 2025, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,395,253) as working capital for two years, with a maturity date of June 19, 2027. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.3 million ($41,858) within the term of the loan, with last installment of RMB 9.1 million ($1,269,680) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong.

The future maturities of long-term bank loans as of June 30, 2025 were as follows:

Twelve months ended June 30:
2026	$306,956
2027	2,818,411
2028	1,339,442
Total	$4,464,809

For the above-mentioned short-term and long-term bank loans, the Company recorded interest expenses of $74,745 and $68,450 for the six months ended June 30, 2025 and 2024, respectively.